Reserves for Unpaid Losses and Loss Adjustment Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Reserves for Unpaid Losses and Loss Adjustment Expenses
Schedule of information regarding the reserve for unpaid losses and LAE

Information regarding the reserve for unpaid losses and losses and loss adjustment expenses (“LAE”) are as follows (in thousands).

	Three Months Ended March 31,
	2014	2013

Balance, beginning of period	$27,468	$34,012
Less reinsurance recoverables	(4,508)	(10,385)
Net balance, beginning of period	22,960	23,627

Incurred related to:
Current period	16,087	21,531
Prior periods	2,250	(346)
Total incurred	18,337	21,185

Payments related to:
Current period	(8,337)	(9,734)
Prior periods	(7,788)	(9,024)
Total payments	(16,125)	(18,758)

Net balance, end of period	25,172	26,054
Plus reinsurance recoverables	3,086	6,016
Balance, end of period	$28,258	$32,070

Information regarding the reserve for unpaid losses and LAE are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011

Balance, beginning of year	$34,012	$44,835	$58,882
Less reinsurance recoverables	(10,385)	(25,083)	(43,773)
Net balance, beginning of year	23,627	19,752	15,109

Incurred related to:
Current year	110,096	109,328	97,742
Prior years	659	(169)	(1,008)
Total incurred	110,755	109,159	96,734

Payments related to:
Current year	(96,284)	(90,743)	(83,266)
Prior years	(15,138)	(14,541)	(8,825)
Total payments	(111,422)	(105,284)	(92,091)

Net balance, end of year	22,960	23,627	19,752
Plus reinsurance recoverables	4,508	10,385	25,083
Balance, end of year	$27,468	$34,012	$44,835